Financial instruments: valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Adjustments
Funding - FVA	£ 173	£ 90
Credit - CVA	300	390
Bid - Offer	130	113
Product and deal specific	141	119
Financial instruments valuation adjustments	744	712
Financial liabilities at fair value through profit or loss
Product and deal specific
Net (gains) carried forward	74	71
Net gains deferred	97	103
Net gains recognized in the income statement	£ 94	£ 94